Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED-PARTY TRANSACTIONS

Our related-party payables consisted of the following:

	December 31, 2019	March 31, 2019
Short-term advances [1]	$668,608	$440,489
Short-term Promissory Note entered into on 8/17/18 [2]	-	105,000
Convertible Promissory Note entered into on 7/23/19 [3]	903,285	-
Accounts payable – related party [4]	75,000	-
	$1,646,893	$545,489

[1]	We periodically receive advances for operating funds from our current majority shareholders and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand and are unsecured. During the nine months ended December 31, 2019, we received $1,164,500 in cash proceeds from advances, incurred $714,999 in interest expense on the advances, and repaid related parties $1,649,500. Also during the nine months ended December 31, 2019 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018.

[2]	A member of the senior management team advanced funds of $100,000 on August 17, 2018, under a short-term promissory note due to be repaid on August 31, 2018. On August 31, 2018 the note was amended to be due on demand or, in absence of a demand, due on August 31, 2019. The note had a fixed interest payment of $5,000 which was recorded as interest expense in the statement of operations during the year ended March 31, 2019. During the nine months ended December 31, 2019 we made repayments of $105,000 on the note.

[3]	We entered into a $3,600,000 convertible promissory note with a member of the senior management team on July 23, 2019. We received proceeds of $1,000,000 from the note, including $900,000 in cash and $100,000 which offset amounts owing to the lender. In accordance with the terms of the note we are required to repay a monthly minimum payment of $50,000 beginning January of 2020 through June of 2020 and a monthly minimum payment of $100,000 beginning July of 2020 until the total principal amount has been repaid. The lender has the right to convert up to $2,600,000 of the outstanding and unpaid principal amount into shares of our common stock at a conversion price of $0.005 per share, subject to adjustment. During the nine months ended December 31, 2019 we recorded a beneficial conversion feature of $1,000,000 as a debt discount (see Note 8). Additionally, we recorded $2,600,000 as a debt discount, representing the difference between the face value of the note and the proceeds received. During the nine months ended December 31, 2019 we amortized $903,285 of the debt discount into interest expense.

[4]	During the nine months ended December 31, 2019 we entered into an employment agreement with Jayme McWidener as our Chief Financial Officer. At the date we entered into the employment agreement we owed her firm, Mac Accounting Group, LLP, $75,000, which was reclassified as a related party accounts payable balance on our balance sheet.

NOTE 6 – RELATED PARTY TRANSACTIONS

Our related party payables consisted of the following:

	Year Ended March 31,
	2020	2019
Short-term advances [1]	$1,526,427	$440,489
Short-term promissory note entered into on 8/17/18 [2]	-	105,000
Promissory note entered into on 1/30/20 [3]	1,033,333	-
Accounts payable – related party [4]	55,000	-
	$2,114,760	$545,489

[1]	We periodically receive advances for operating funds from our current majority shareholders, officers, directors and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no set interest rates associated with them, and are unsecured. During the year ended March 31, 2020, we received $2,484,979 in cash proceeds from advances, incurred $769,999 in interest, and repaid related parties a total of $1,292,160. Also during the year ended March 31, 2020 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018, settled $100,000 by issuing APEX units, and settled $500,000 with the issuance of common stock.

[2]	A member of the senior management team advanced funds of $100,000 on August 17, 2018, under a short-term promissory note due to be repaid on August 31, 2018. On August 31, 2018 the note was amended to be due on demand or, in absence of a demand, due on August 31, 2019. The note had a fixed interest payment of $5,000, which was recorded as interest expense in the statement of operations during the year ended March 31, 2019. During the year ended March 31, 2020 we made repayments of $105,000 on the note.

[3]	We entered into a $1,000,000 promissory note with Joseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the year ended March 31, 2020 we recognized $33,333 of interest expense on the note.

[4]	During the year ended March 31, 2020 we entered into an employment agreement with Jayme McWidener as our Chief Financial Officer. At the date we entered into the employment agreement we owed her firm, Mac Accounting Group, LLP, $75,000, which was reclassified as a related party accounts payable balance on our balance sheet. We made repayments on the liability of $20,000 since the date we entered into the employment agreement.

In addition to the above related party debt transactions that were outstanding as of March 31, 2020 and 2019 we entered into a $3,600,000 convertible promissory note with a member of the senior management team on July 23, 2019. We received proceeds of $1,000,000 from the note, including $900,000 in cash and $100,000 which offset amounts owing to the lender. In accordance with the terms of the note we were required to repay a monthly minimum payment of $50,000 beginning January of 2020 through June of 2020 and a monthly minimum payment of $100,000 beginning July of 2020 until the total principal amount has been repaid. The lender had the right to convert up to $2,600,000 of the outstanding and unpaid principal amount into shares of our common stock at a conversion price of $0.005 per share, subject to adjustment. At inception we recorded a beneficial conversion feature of $1,000,000 as a debt discount (see Note 10) and we recorded $2,600,000 as a debt discount, representing the difference between the face value of the note and the proceeds received. Effective March 31, 2020 we entered into a settlement agreement to issue 200,000,000 shares of our common stock (see Note 10) to repay the $3,600,000 convertible promissory note and $500,000 worth of short-term advances (see [1] above), for a total of $4,100,000 worth of related party debt settled. In conjunction with the settlement the full debt discount of $3,600,000 was recognized into interest expense during the year ended March 31, 2020.

In addition to the above-mentioned related-party lending arrangements, during the year ended March 31, 2020 we sold 57 APEX units to related parties for proceeds of $122,720, $100,000 of which was offset against short term advances (see [1] above). We made 233 lease payments to these related parties during the year ended March 31, 2020, equating to $116,500. During the year ended March 31, 2019, we sold $41,500 worth of high-speed computer processing equipment to our then chief executive officer. This revenue was included in the equipment sales reported on our statement of operations.